Derivative Financial Instruments and Risk Management Policies - Evolution of Hedges in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	€ 437	€ 646
Changes in the fair value registered in equity	820	1,198
Transfer to the initial value of hedged item	(6)	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	1	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(530)	(1,406)
Total translation differences	3	0
Other movements	0	0
Balance of hedges in equity at end of period	725	437
Derivative instruments | Net investment hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	705	2,061
Changes in the fair value registered in equity	(743)	(353)
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	10	(962)
Total translation differences	(6)	0
Other movements	4	(41)
Balance of hedges in equity at end of period	(30)	705
Amounts remaining in equity for continuing hedges	(30)	705
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(70)	(154)
Changes in the fair value registered in equity	4	34
Transfer to the initial value of hedged item	1	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	26	48
Total translation differences	2	2
Other movements	0	0
Balance of hedges in equity at end of period	(37)	(70)
Amounts remaining in equity for continuing hedges	10	(7)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(47)	(63)
Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	247	(443)
Changes in the fair value registered in equity	1,235	1,473
Transfer to the initial value of hedged item	(2)	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	1	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(620)	(782)
Total translation differences	0	0
Other movements	0	0
Balance of hedges in equity at end of period	861	247
Amounts remaining in equity for continuing hedges	826	211
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	35	36
Derivative instruments | Interest rate and exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(270)	(523)
Changes in the fair value registered in equity	612	445
Transfer to the initial value of hedged item	(7)	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(127)	(188)
Total translation differences	2	(3)
Other movements	0	0
Balance of hedges in equity at end of period	210	(270)
Amounts remaining in equity for continuing hedges	290	(184)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(80)	(86)
No derivative instruments | Net investment hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(5)	0
Changes in the fair value registered in equity	(4)	(5)
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0	0
Total translation differences	0	0
Other movements	0	0
Balance of hedges in equity at end of period	(9)	(5)
Amounts remaining in equity for continuing hedges	(9)	(5)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Total gross amount
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	607	941
Changes in the fair value registered in equity	1,104	1,594
Transfer to the initial value of hedged item	(8)	(2)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	1	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(711)	(1,884)
Total translation differences	(2)	(1)
Other movements	4	(41)
Balance of hedges in equity at end of period	995	607
Amounts remaining in equity for continuing hedges	1,087	720
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(92)	(113)
Tax effect
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(170)	(295)
Changes in the fair value registered in equity	(284)	(396)
Transfer to the initial value of hedged item	2	1
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	181	478
Total translation differences	5	1
Other movements	(4)	41
Balance of hedges in equity at end of period	(270)	(170)
Interest Expense | Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	181	72
Interest Expense | Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	€ 536	€ 873